Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Provisions for Income Tax

Provisions for income tax are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
Provisions for current income tax	1,615,382	3,431,459	3,828,207
Deferred income tax benefit	1,008,348	(642,635)	(370,474)
Total	2,623,730	2,788,824	3,457,733
*	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.

Schedule of Total Income Tax Expense

The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the years ended December 31, 2025, 2024 and 2023, respectively:

	2025	2024	2023
	US$	US$	US$
Income before income tax provision	9,405,556	13,626,131	15,048,773
Tax at the PRC EIT tax rates	2,351,387	3,406,532	3,762,193
International tax rate difference	83,774	-	-
Effect of preferential tax	(455,040)	(574,656)	(554,322)
Tax effect of R&D expenses additional deduction*	(466,818)	(864,025)	(688,329)
Tax effect of non-deductible expenses	207,704	485,798	451,154
Change in valuation allowance	902,723	335,175	487,037
Income tax expense	2,623,730	2,788,824	3,457,733

*	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.